STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 4,307,852	$ 2,115,260	$ 7,899,200	$ 3,377,588	$ 8,716,023	$ 969,195
Legal investigations expense	11,581,241	2,656,763	20,639,030	7,964,208	10,004,519	789,183
Franchise tax expense	50,000	50,000	232,500	150,000	200,000	200,000
Loss from operation costs	(15,939,093)	(4,822,023)	(28,770,730)	(11,491,796)	(18,920,542)	(1,958,378)
Other income and expenses:
Insurance recoveries	1,046,653	0	1,046,653	0
Interest income	475	0	475	0
Interest earned on cash held in Trust Account	3,599,285	1,326,957	10,404,747	1,752,484	4,257,469	7,098
Loss before income taxes	(11,292,680)	(3,495,066)	(17,318,855)	(9,739,312)	(14,663,073)	(1,951,280)
Income tax expense	(899,687)	(323,645)	(2,687,493)	(357,259)	979,475	0
Net loss	$ (12,192,367)	$ (3,818,711)	$ (20,006,348)	$ (10,096,571)	$ (15,642,548)	$ (1,951,280)
Class A Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	30,000,330	30,027,234	30,019,049	30,027,234	30,026,769	9,404,134
Weighted average shares outstanding, diluted	30,000,330	30,027,234	30,019,049	30,027,234	30,026,769	9,404,134
Net income (loss) per common stock, basic	$ (0.33)	$ (0.1)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Net income (loss) per common stock, diluted	$ (0.33)	$ (0.1)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Class B Common Stock
Other income and expenses:
Weighted average shares outstanding, basic	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Net income (loss) per common stock, basic	$ (0.33)	$ (0.1)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)
Net income (loss) per common stock, diluted	$ (0.33)	$ (0.1)	$ (0.54)	$ (0.27)	$ (0.42)	$ (0.12)